Subsequent Events	9 Months Ended
Jul. 31, 2025
Subsequent Events [Abstract]
Subsequent Events
14.	Subsequent Events
On August 11, 2025, the Company issued 87,000 common shares in respect of RSUs that had been fully vested. The RSUs had a fair value of $77,790 at the time of issuance.